Derivative Contracts - Gain/(Loss) Recognized in Income on Derivative (Details) - Foreign exchange contracts - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Not Designated as Hedging Instrument | Gain (loss) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	$ 19.6	$ (84.9)
Designated as Hedging Instrument | General, administrative and corporate expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	(3.7)	2.8
Designated as Hedging Instrument | Net change from current period hedged transactions
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	$ (4.3)	$ (6.4)